STOCKHOLDERS’ DEFICIT	12 Months Ended
Dec. 31, 2022
Equity [Abstract]
STOCKHOLDERS’ DEFICIT

NOTE 7 – STOCKHOLDERS’ DEFICIT

Preferred Stock

The Company authorized 10,000,000 shares of par value $0.0001 preferred stock, of which none are issued and outstanding at December 31, 2022 and 2021, respectively.

Common Stock

The Company has authorized 1,000,000,000 shares of par value $0.0001 common stock, of which 38,263,813 and 37,295,813 shares are outstanding as of December 31, 2022 and 2021, respectively.

Warrants

On October 22, 2021, the Company and Osher amended convertible debt agreements for the maturity date from October 20, 2021 to October 20, 2022. In exchange for the extension of the Note, the Company issued Osher 450,000 warrants to purchase an aggregate of 450,000 shares of the Company’s common stock, valued at $197,501 (based on the Black Scholes valuation model on the date of grant) (see Note 6). The warrants are exercisable for a period of five years at $1.00 per share in whole or in part, as either a cash exercise or as a cashless exercise, and fully vest at grant date. The Company accreted the value of the warrants rateably through October 20, 2022. The Company recorded $147,720 and $40,041 for the years ended December 31, 2022 and 2021, respectively, and is classified in other expenses in the consolidated Statements of Operations. See Notes 6 for further warrant discussions.